Accounts Receivables - Allowance for Expected Credit Losses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance For Expected Credit Losses And Individually Impaired Receivables [Line Items]
Balance at the beginning of the year	₽ (28)	₽ (46)
Allowance for expected credit losses	(88)	(68)
Amounts written off during the year as uncollectable	21	86
Other movements	2	0
Balance at the end of the year	₽ (93)	₽ (28)